[SHIP GRAPHIC]


SUBJECT TO COMPLETION
PRELIMINARY PROSPECTUS
DATED APRIL 20, 2000


VANGUARD(R)
INFLATION-PROTECTED
SECURITIES FUND

Prospectus
May 31, 2000

This is the Fund's initial
prospectus, so it contains
no performance data.

INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION BUT HAS NOT YET BECOME EFFECTIVE. SHARES OF VANGUARD INFLATION-PROTECTED SECURITIES FUND MAY NOT BE SOLD, NOR MAY OFFERS TO BUY BE ACCEPTED, PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS COMMUNICATION SHALL NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY, NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN A STATE IN WHICH SUCH OFFER, SOLICITATION, OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAW OF THE STATE.

[A MEMBER OF THE VANGUARD GROUP (R)]

VANGUARD INFLATION-PROTECTED SECURITIES FUND
Prospectus
May 31, 2000
A Bond Mutual Fund

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  CONTENTS
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  1 FUND PROFILE                             11 SHARE PRICE

  2 ADDITIONAL INFORMATION                   12 INVESTING WITH VANGUARD

  3 A WORD ABOUT RISK                          12 Services and Account Features

  3 WHO SHOULD INVEST                          13 Types of Accounts

  4 PRIMARY INVESTMENT STRATEGIES              14 Buying Shares
    AND RISKS
                                               16 Redeeming Shares
  8 THE FUND AND VANGUARD
                                               20 Transferring Registration
  8 INVESTMENT ADVISER
                                               20 Fund and Account Updates
  9 DIVIDENDS, CAPITAL GAINS,
    AND TAXES                                  GLOSSARY (inside back cover)

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WHY READING THIS PROSPECTUS IS IMPORTANT
This prospectus explains the objective, risks, and strategies of Vanguard Inflation-Protected Securities Fund. To highlight terms and concepts important to mutual fund investors, we have provided "Plain Talk(R)" explanations along the way. Reading the prospectus will help you to decide whether the Fund is the right investment for you. We suggest that you keep it for future reference.
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NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

FUND PROFILE

The following profile summarizes key features of Vanguard Inflation-Protected Securities Fund.

INVESTMENT OBJECTIVE
The Fund seeks to provide investors inflation protection and income consistent with investment in inflation-indexed securities.

INVESTMENT STRATEGIES
The Fund will invest primarily in inflation-indexed bonds issued by the U.S. government, its agencies and instrumentalities, and corporations. For more information about the Fund's investments, see "Primary Investment Strategies."

PRIMARY RISKS
The Fund is subject to several risks, any of which could cause an investor to lose money. These include:
o Income fluctuations. The Fund's quarterly income distributions are likely to fluctuate considerably more than the income distributions of a typical bond fund.
o Interest rate risk, which is the chance that bond prices overall, including the prices of bonds held by the Fund, will decline over short or even long periods due to rising interest rates. Interest rate risk is expected to be low for the Fund.
o Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner. Credit risk, which has the potential to hurt the Fund's performance, should be low for the Fund.
o Manager risk, which is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

PERFORMANCE/RISK INFORMATION
The Fund began operations on May 31, 2000, so performance information (including annual total returns and average annual total returns) for a full calendar year is not yet available.

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year. The Fund has no operating history; actual operating expenses could be different.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                          None
      Sales Charge (Load) Imposed on Reinvested Dividends:               None
      Redemption Fee:                                                    None
      Exchange Fee:                                                      None


      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                                 o%
      12b-1 Distribution Fee:                                            None
      Other Expenses:                                                      o%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                            0.25%

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                                PLAIN TALK ABOUT
                                  FUND EXPENSES

All mutual funds have operating expenses. These expenses, which are deducted from a fund's gross income, are expressed as a percentage of the net assets of the fund. We expect the Fund's expense ratio for the current fiscal year to be 0.25%, or $2.50 per $1,000 of average net assets. The average inflation-protected securities mutual fund had expenses in 1999 of o%, or $o per $1,000 of average net assets (derived from data provided by Lipper Inc., which reports on the mutual fund industry). Management expenses, which are one part of operating expenses, include investment advisory fees as well as other costs of managing a fund--such as account maintenance, reporting, accounting, legal, and other administrative expenses.

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     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses match our estimates for the Fund's first year of operations. The results apply whether or not you redeem your investment at the end of each period.

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                          1 YEAR        3 YEARS
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                            $.             $.
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     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

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                                PLAIN TALK ABOUT
                             THE COSTS OF INVESTING
 Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs associated with the fund's buying and selling of securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.
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ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS                        MINIMUM INITIAL INVESTMENT
Dividends are distributed in March, June,          $3,000; $1,000 for IRAs and
                                                   custodial accounts for minors

September, and December; capital gains, if any,    NEWSPAPER ABBREVIATION
are distributed in  December                       o

INVESTMENT ADVISER                                 VANGUARD FUND NUMBER
The Vanguard Group, Valley Forge, Pa.,             o
since inception
                                                   CUSIP NUMBER
INCEPTION DATE                                     o
May 31, 2000
                                                   TICKER SYMBOL
SUITABLE FOR IRAS                                  o
Yes
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A WORD ABOUT RISK

This prospectus describes risks you would face as an investor in Vanguard Inflation- Protected Securities Fund. It is important to keep in mind one of the main axioms of investing: The higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: The lower the risk, the lower the potential reward. As you consider an investment in the Fund, you should also take into account your personal tolerance for the daily fluctuations in the market.
     Look for this [FLAG] symbol throughout the prospectus. It is used to mark detailed information about each type of risk that you would confront as a shareholder of the Fund.
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WHO SHOULD INVEST
The Fund may be a suitable investment for you if:
o    You are seeking a bond fund that provides inflation protection.
o    You are willing to accept some volatility in income distributions.
o    You are willing to tolerate some modest fluctuation in share price.
o You want the additional portfolio diversification that inflation-indexed securities can offer.

     THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST IN THIS FUND IF YOU ARE A MARKET-TIMER.

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                                PLAIN TALK ABOUT
                             COSTS AND MARKET-TIMING
 Some investors try to profit from market-timing--switching money into investments when they expect prices to rise, and taking money out when they expect the market to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. Therefore, the Fund discourages short-term trading by, among other things, limiting the number of exchanges it permits.
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 The Fund has adopted the following policies, among others, to discourage short-term trading:
o The Fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to the efficient management of the Fund. A purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.
o There is a limit to the number of times you can exchange into and out of the Fund (see "Redeeming Shares" in the INVESTING WITH VANGUARD section).
o    The Fund reserves the right to stop offering shares at any time.

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                                PLAIN TALK ABOUT
                                  REAL RETURNS
 Inflation-indexed securities are designed to provide a "real rate of return"--a return after adjusting for the impact of inflation. Inflation--a general rise in prices of goods and services--erodes the purchasing power of an investor's portfolio. For example, if an investment provides a "nominal" total return of 8% in a given year and inflation is 4% during that period, the inflation-adjusted, or real, return is 4%. Inflation, as measured by the Consumer Price Index, has occurred in 49 of the past 50 years, so investors should be conscious of both nominal and real returns of their investments. It should be noted that investors in inflation-indexed bond funds who do not reinvest the portion of the income distribution that comes from inflation adjustments will not maintain the purchasing power of the investment over the long term. This is because interest earned depends on the amount of principal invested, and that principal won't grow with inflation if the investor spends the principal adjustment paid out as part of a fund's income distributions.
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PRIMARY INVESTMENT STRATEGIES AND RISKS

This section explains the strategies that the investment adviser uses in pursuit of the Fund's objectives--inflation protection and income. It also explains how the adviser implements these strategies. In addition, this section discusses several important risks--income risk, interest rate risk, credit risk, and manager risk--faced by investors in the Fund. The Fund's Board of Trustees oversees the management of the Fund and may change the investment strategies in the interest of shareholders.

MARKET EXPOSURE
The Fund's primary strategy is to invest at least 65% of its assets in inflation-indexed securities. The Fund may also invest up to 35% of its assets in holdings that are not "inflation-indexed."

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                                PLAIN TALK ABOUT
                          INFLATION-INDEXED SECURITIES
 Unlike conventional bonds, which make regular fixed interest payments and repay the face value of the bonds at maturity, the principal and interest payments of inflation-indexed securities (IIS) are adjusted over time to reflect inflation--a rise in the general price level. This adjustment is a key feature given that the Consumer Price Index (CPI) has risen in 49 of the past 50 years. Importantly, in the event of sustained deflation, or a drop in prices, the U.S. Treasury has guaranteed that it would repay at least the original face value of its Inflation-Indexed Securities.
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     Because the Fund invests primarily in bonds, it is subject to certain risks.

[FLAG] THE FUND IS SUBJECT TO INCOME  FLUCTUATIONS.  THE FUND'S QUARTERLY INCOME
       DISTRIBUTIONS ARE LIKELY TO FLUCTUATE CONSIDERABLY MORE THAN INCOME DISTRIBUTIONS OF A TYPICAL BOND FUND. INCOME FLUCTUATIONS ASSOCIATED WITH CHANGES IN INTEREST RATES ARE EXPECTED TO BE LOW; HOWEVER, INCOME FLUCTUATIONS RESULTING FROM CHANGES IN INFLATION ARE EXPECTED TO BE HIGH. OVERALL,INVESTORS CAN EXPECT INCOME FLUCTUATIONS TO BE HIGH FOR THE FUND.

     While fluctuations in quarterly income distributions are expected to be high, distributions should, over the long term, provide an income yield that exceeds inflation.
     Changes in interest rates will affect bond prices as well as bond income.

[FLAG] THE FUND IS SUBJECT TO INTEREST RATE RISK,  WHICH IS THE CHANCE THAT BOND
       PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS DUE TO RISING INTEREST RATES. INTEREST RATE RISK SHOULD BE LOW FOR THE FUND.

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                                PLAIN TALK ABOUT
                INFLATION-INDEXED SECURITIES AND INTEREST RATES
 Interest rates on conventional bonds have two primary components: a "real" yield, plus an increment that reflects investor expectations of future inflation. By contrast, rates on inflation-indexed securities (IIS) are adjusted for inflation and therefore aren't affected meaningfully by inflation expectations. This leaves only real rates to influence the prices of IIS. A rise in real rates will cause prices of IIS to fall, while a decline in real rates will boost the prices of IIS. In the past, interest rates on conventional bonds have varied considerably more than real rates because of wide fluctuations in actual and expected inflation (annual changes in the Consumer Price Index since 1925 have ranged from -10% to +18% and have averaged 3.1%). Because real interest yields have been relatively stable, the prices of IIS have generally fluctuated less than those of conventional bonds with comparable maturity and credit-quality characteristics.
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[FLAG] THE FUND IS  SUBJECT  TO CREDIT  RISK,  WHICH IS THE  CHANCE  THAT A BOND
       ISSUER WILL FAIL TO PAY INTEREST AND PRINCIPAL IN A TIMELY MANNER.

     The credit quality of the Fund depends on the quality of its investments. Since the Fund invests primarily in securities backed by the full faith and credit of the U.S. government, the average credit quality of the Fund's holdings is expected to be high, and consequently credit risk should be low for the Fund. The expected dollar-weighted average credit quality of the Fund's holdings, as rated by Moody's Investors Service, will be Treasury/AAA.

6
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                                PLAIN TALK ABOUT
                                 CREDIT QUALITY
 A bond's credit quality depends on the issuer's ability to pay interest on the bond and, ultimately, to repay the debt. The lower the rating by one of the independent bond-rating agencies (for example, Moody's or Standard & Poor's), the greater the chance (in the rating agency's opinion) that the bond issuer will default, or fail to meet its payment obligations. All things being equal, the lower a bond's credit rating, the higher its yield should be to compensate investors for assuming additional risk. Bonds rated in one of the four highest rating categories are considered "investment grade." The Fund's Statement of Additional Information includes a detailed description of the credit-rating scales used by major, independent bond-rating agencies.
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                                PLAIN TALK ABOUT
                    TAXES AND INFLATION-INDEXED SECURITIES
 Any increase in principal for an  inflation-indexed  security  (IIS)  resulting from inflation adjustments is considered by IRS regulations to be taxable income in the year it occurs. For holders of an IIS, this means that taxes must be paid on income that is not received until the bond matures. By contrast, a mutual fund holding these securities pays out both interest income and the income attributable to inflation adjustments each quarter in the form of cash or reinvested shares.
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SECURITY SELECTION
The Vanguard Group, adviser to the Fund through its Fixed Income Group, buys and sells securities based on its judgment about issuers, the prices of the securities, and other economic factors. The Fund is generally managed without regard to tax ramifications.

[FLAG] THE  FUND IS  SUBJECT  TO  MANAGER  RISK,  WHICH IS THE  CHANCE  THAT THE
       ADVISERS MAY DO A POOR JOB OF SELECTING STOCKS.

OTHER INVESTMENT STRATEGIES AND RISKS
The Fund may invest, to a limited extent, in the following types of financial instruments: corporate debt; U.S. government and agency bonds; cash reserves; futures, options, and other derivatives; and restricted or illiquid securities.
o Corporate debt. As the name implies, corporate debt obligations--usually called bonds--represent loans by an investor to a corporation.
o U.S. government and agency bonds. These bonds represent loans by an investor to the U.S. Treasury Department or a wide variety of governmental agencies and instrumentalities. Timely payment of principal and interest on U.S. Treasury bonds is always guaranteed by the full faith and credit of the U.S. government; many (but not all) agency bonds have the same guarantee.
o Cash reserves. This blanket term describes a variety of short-term fixed-income investments, including money market instruments, commercial paper, bank certificates of deposit, banker's acceptances, and repurchase agreements. Repurchase agreements represent short-term (normally overnight) loans by a Fund to commercial banks or large securities dealers.
o Futures, options, and other derivatives. The Fund may invest up to 20% of its total assets in bond futures contracts, options, credit swaps, interest rate swaps, and other types of derivatives. Losses (or gains) involving futures contracts can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund. Similar risks exist for other types of derivatives. For this reason, the Fund will not use futures, options, or other derivatives for speculative purposes or as leverage investments that magnify the gains or losses of an investment.
     The reasons for which the Fund will invest in futures and options are:
     --To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in bonds.
     --To reduce the Fund's transaction  costs, for hedging purposes,  or to add value when these instruments are favorably priced.
o Restricted or illiquid securities. Restricted securities are privately placed securities that, pursuant to the rules of the Securities and Exchange Commission, generally can only be sold to qualified institutional buyers. Because these securities can only be resold to qualified institutional investors, they are considered illiquid securities--that is, they could be difficult for the Fund to convert to cash, if needed. The Fund will not invest more than 15% of its net assets in illiquid securities. The Fund's Board of Trustees may, from time to time, determine that certain restricted securities are liquid; such securities would then not be subject to the 15% limitation. In other words, the Fund may invest in restricted securities that are deemed to be liquid securities, without limit.

RISK OF NONDIVERSIFICATION

[FLAG] THE SEC  REQUIRES  ALL FUNDS TO CLASSIFY  THEMSELVES  AS  DIVERSIFIED  OR
       NONDIVERSIFIED.A DIVERSIFIED FUND MAY NOT INVEST A SIGNIFICANT PERCENTAGE OF ITS ASSETS IN A SMALL NUMBER OF SECURITIES. THE INFLATION-PROTECTED SECURITIES FUND'S PORTFOLIO IS EXPECTED TO BE DIVERSIFIED UNDER SEC STANDARDS, AND REMAIN THAT WAY INDEFINITELY. NEVERTHELESS, THE FUND HAS CLASSIFIED ITSELF AS NONDIVERSIFIED SO THAT, IN THE UNLIKELY EVENT THAT THE INFLATION-PROTECTED SECURITIES MARKET BECOMES DOMINATED BY JUST A FEW CORPORATE ISSUERS, THE FUND CAN CONTINUE TO FULFILL ITS MANDATE. IF THE FUND'S PORTFOLIO WERE TO BECOME NONDIVERSIFIED, SHAREHOLDERS WOULD BE SUBJECT TO THE RISK THAT THE FUND'S PERFORMANCE COULD BE HURT DISPROPORTIONATELY BY A DECLINE IN THE PRICES OF JUST A FEW SECURITIES.

TEMPORARY INVESTMENT MEASURES
The  Fund  may  temporarily  depart  from its  normal  investment  policies--for instance, by investing substantially in cash reserves--in response to extraordinary market, economic, political, or other conditions. In doing so, the Fund may succeed in avoiding losses but otherwise fail to achieve its investment objective.

TURNOVER RATE
Although the Fund generally seeks to invest for the long term, it retains the right to sell securities regardless of how long the securities have been held. Longer-term bonds will mature--and need to be replaced--less frequently than shorter-term bonds. As a result, longer-term bond funds tend to have lower turnover rates than shorter-term bond funds.

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THE FUND AND VANGUARD
The Fund is a member of The Vanguard Group, a family of more than 35 investment companies with more than 100 funds holding assets worth more than $550 billion. All of the Vanguard funds share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.
     Vanguard also provides marketing services to the funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.


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                                PLAIN TALK ABOUT
                      VANGUARD'S UNIQUE CORPORATE STRUCTURE
 The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
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INVESTMENT ADVISER

The Vanguard Group (Vanguard), P.O. Box 2600, Valley Forge, PA 19482, founded in 1975, serves as the Fund's adviser through its Fixed Income Group. As of January 31, 2000, Vanguard served as adviser for about $. billion in assets. Vanguard manages the Fund on an at-cost basis, subject to the control of the Trustees and officers of the Fund. The Fund began operations on May 31, 2000; its advisory expenses for the first fiscal year are estimated at an effective annual rate of 0.01%.
     The adviser is authorized to choose broker-dealers to handle the purchase and sale of the Fund's securities, and to seek out the best available price and most favorable execution for all transactions. Also, the Fund may direct the adviser to use a particular broker for certain transactions in exchange for commission rebates or research services provided to the Fund.
     In the interest of obtaining better execution of a transaction, the adviser may at times choose brokers who charge higher commissions. If more than one broker can obtain the best available price and most favorable execution, then the adviser is authorized to choose a broker who, in addition to executing the transaction, will provide research services to the adviser or the Fund.

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                                PLAIN TALK ABOUT
                               THE FUND'S ADVISER

The managers responsible for the Fund's investments are:

IAN A. MACKINNON, Managing Director of Vanguard and head of Vanguard's Fixed Income Group; has worked in investment management since 1974; primary responsibility for Vanguard's internal fixed-income policy and strategy since 1981; B.A., Lafayette College; M.B.A., Pennsylvania State University.

JOHN HOLLYER, Principal of Vanguard and Fund Manager; has worked in investment management since 1987; has managed portfolio investments since 1989; B.S., University of Pennsylvania.

KENNETH E. VOLPERT, CFA, Principal of Vanguard, and Fund Manager; has worked in investment management since 1981; has managed portfolio investments since 1982; B.S., University of Illinois; M.B.A., University of Chicago.

Mr. Hollyer and Mr. Volpert manage the Fund on a day-to-day basis. Mr. MacKinnon is responsible for setting the Fund's broad investment policies and for overseeing the Fund Managers.
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DIVIDENDS, CAPITAL GAINS, AND TAXES

FUND DISTRIBUTIONS
The Fund distributes to shareholders virtually all of its net income (interest less expenses), as well as any capital gains realized from the sale of its holdings. Income dividends generally are distributed in March, June, September, and December; capital gains distributions generally occur in December. In addition, the Fund may occasionally be required to make supplemental dividend or capital gains distributions at some other time during the year. You can receive distributions of income dividends or capital gains in cash, or you can have them automatically reinvested in more shares of the Fund.

BASIC TAX POINTS
Vanguard will send you a statement each year showing the tax status of all your distributions. In addition, taxable investors should be aware of the following basic tax points:
o Distributions are taxable to you for federal income tax purposes whether or not you reinvest these amounts in additional Fund shares.
o Distributions declared in December--if paid to you by the end of January--are taxable for federal income tax purposes as if received in December.
o Any dividends and short-term capital gains that you receive are taxable to you as ordinary income for federal income tax purposes.
o Any distributions of net long-term capital gains are taxable to you as long-term capital gains for federal income tax purposes, no matter how long you've owned shares in the Fund.
o Capital gains distributions may vary considerably from year to year as a result of the Fund's normal investment activities and cash flows.
o A sale or exchange of Fund shares is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.

10

o Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of Fund shares, may be subject to state or local income taxes. Depending on your state's rules, however, any dividends attributable to interest earned on direct obligations of the U.S. Treasury may be exempt from state and local taxes. Vanguard will notify you each year how much, if any, of your dividends may qualify for this exemption.

GENERAL INFORMATION

BACKUP WITHHOLDING. By law, Vanguard must withhold 31% of any taxable distributions or redemptions from your account if you do not:
o    provide us with your correct taxpayer identification number;
o    certify that the taxpayer identification number is correct; and
o    confirm that you are not subject to backup withholding.
Similarly, Vanguard must withhold from your account if the IRS instructs us to do so.
FOREIGN INVESTORS. The Vanguard funds generally do not offer their shares for sale outside of the United States. Foreign investors should be aware that U.S. withholding and estate taxes may apply to any investments in Vanguard funds. INVALID ADDRESSES. If a dividend or capital gains distribution check mailed to your address of record is returned as undeliverable, Vanguard will automatically reinvest all future distributions until you provide us with a valid mailing address.
TAX CONSEQUENCES. This prospectus provides general tax information only. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply. Please consult your tax adviser for detailed information about a fund's tax consequences for you.

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                                PLAIN TALK ABOUT
                                  DISTRIBUTIONS

 As a shareholder, you are entitled to your share of the fund's income from interest and dividends, and gains from the sale of investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from both the dividends that the fund earns from its holdings and the interest it receives from its money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term, depending on whether the fund held the securities for one year or less, or more than one year.
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                                PLAIN TALK ABOUT
                               "BUYING A DIVIDEND"

 Unless you are investing through a tax-deferred  retirement account (such as an
 IRA), it is not to your advantage to buy shares of a fund shortly before it makes a distribution, because doing so can cost you money in taxes. This is known as "buying a dividend." For example: on December 15, you invest $5,000, buying 250 shares for $20 each. If the fund pays a distribution of $1 per share on December 16, its share price would drop to $19 (not counting market change). You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received--even if you reinvest it in more shares. To avoid "buying a dividend," check a fund's distribution schedule before you invest.
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SHARE PRICE

The Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of regular trading on the New York Stock Exchange (the NAV is not calculated on holidays or other days when the Exchange is closed). Net asset value per share is computed by adding up the total value of the Fund's investments and other assets, subtracting any of its liabilities (debts), and then dividing by the number of Fund shares outstanding:

                                 TOTAL ASSETS - LIABILITIES
            NET ASSET VALUE = -------------------------------
                                 NUMBER OF SHARES OUTSTANDING

     Knowing the daily net asset value is useful to you as a shareholder because it indicates the current value of your investment. The Fund's NAV, multiplied by the number of shares you own, gives you the dollar amount you would have received had you sold all of your shares back to the Fund that day.
     A NOTE ON PRICING: The Fund's investments will be priced at their market value when market quotations are readily available. When these quotations are not readily available, investments will be priced at their fair value, calculated according to procedures adopted by the Fund's Board of Trustees.
     The Fund's share price can be found daily in the mutual fund listings of most major newspapers under the heading "Vanguard Funds." Different newspapers use different abbreviations of the Fund's name, but the most common is ..

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc.

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INVESTING WITH VANGUARD
Are you looking for the most convenient way to open or add money to a Vanguard account? Obtain instant access to fund information? Establish an account for a minor child or for your retirement savings?
     Vanguard can help. Our goal is to make it easy and pleasant for you to do business with us.
     The following sections of the prospectus briefly explain the many services we offer. Booklets providing detailed information are available on the services marked with a [BOOK]. Please call us to request copies.
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SERVICES AND ACCOUNT FEATURES

Vanguard offers many services that make it convenient to buy, sell, or exchange shares, or to obtain fund or account information.
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TELEPHONE REDEMPTIONS (SALES AND EXCHANGES)
Automatically set up for this Fund unless you notify us otherwise.
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CHECKWRITING [CHECK]
Method for drawing money from your account by writing a check for $250 or more.
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VANGUARD(R) DIRECT DEPOSIT SERVICE [BOOK]
Automatic method for depositing your paycheck or U.S. government payment (including Social Security and government pension checks) into your account.
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VANGUARD(R) AUTOMATIC EXCHANGE SERVICE [BOOK]
Automatic method for moving a fixed amount of money from one Vanguard fund account to another.
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VANGUARD FUND EXPRESS(R)[BOOK]
Electronic method for buying or selling shares. You can transfer money between your Vanguard fund account and an account at your bank, savings and loan, or credit union on a systematic schedule or whenever you wish.
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VANGUARD DIVIDEND EXPRESS TM [BOOK]
Electronic method for transferring dividend and/or capital gains distributions directly from your Vanguard fund account to your bank, savings and loan, or credit union account.
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VANGUARD TELE-ACCOUNT(R) 1-800-662-6273 (ON-BOARD)[BOOK]
Toll-free 24-hour access to Vanguard fund and account information--as well as some transactions--by using any touch-tone phone. Tele-Account provides total return, share price, price change, and yield quotations for all Vanguard funds; gives your account balances and history (e.g., last transaction, latest dividend distribution); and allows you to sell or exchange shares to and from most Vanguard funds.
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ACCESS VANGUARD TM www.vanguard.com [PC]
You can use your personal computer to perform certain transactions for most Vanguard funds by accessing our website. To establish this service, you must register through our website. We will then mail you an account access password that allows you to process the following financial and administrative transactions online:
o    Open a new account.*
o    Buy, sell, or exchange shares of most funds.
o    Change your name/address.

o Add/change fund options (including dividend options, Vanguard Fund Express, bank instructions, checkwriting, and Vanguard Automatic Exchange Service). (Some restrictions may apply.) Please call our Client Services Department for assistance.

*Only current Vanguard shareholders can open a new account online, by exchanging shares from other existing Vanguard accounts.
--------------------------------------------------------------------------------
INVESTOR INFORMATION DEPARTMENT: 1-800-662-7447 (SHIP)
TEXT TELEPHONE: 1-800-952-3335
Call Vanguard for information on our funds, fund services, and retirement accounts, and to request literature.
--------------------------------------------------------------------------------
CLIENT SERVICES DEPARTMENT: 1-800-662-2739 (CREW) TEXT TELEPHONE: 1-800-749-7273 Call Vanguard for information on your account, account transactions, and account statements.
--------------------------------------------------------------------------------
SERVICES FOR CLIENTS OF VANGUARD'S INSTITUTIONAL DIVISION: 1-888-809-8102 Vanguard's Institutional Division offers a variety of specialized services for large institutional investors, including the ability to effect account transactions through private electronic networks and third-party recordkeepers.
--------------------------------------------------------------------------------

TYPES OF ACCOUNTS

Individuals and institutions can establish a variety of accounts with Vanguard.
--------------------------------------------------------------------------------
FOR ONE OR MORE PEOPLE
Open an account in the name of one (individual) or more (joint tenants) people.
--------------------------------------------------------------------------------
FOR HOLDING PERSONAL TRUST ASSETS [BOOK]
Invest assets held in an existing personal trust.
--------------------------------------------------------------------------------
FOR INDIVIDUAL RETIREMENT ACCOUNTS [BOOK]
Open a traditional IRA account or a Roth IRA account. Eligibility and other requirements are established by federal law and Vanguard custodial account agreements. For more information, please call 1-800-662-7447 (SHIP).
--------------------------------------------------------------------------------
FOR AN ORGANIZATION [BOOK]
Open an account as a corporation, partnership, endowment, foundation, or other entity.
--------------------------------------------------------------------------------
FOR THIRD-PARTY TRUSTEE RETIREMENT INVESTMENTS
Open an account as a retirement trust or plan based on an existing corporate or institutional plan. These accounts are established by the trustee of the existing plan.
--------------------------------------------------------------------------------
VANGUARD PROTOTYPE PLANS
Open a variety of retirement accounts using Vanguard prototype plans for individuals, sole proprietorships, and small businesses. For more information, please call 1-800-662-2003.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
A NOTE ON INVESTING WITH VANGUARD THROUGH OTHER FIRMS
You may purchase or sell Fund shares through a financial intermediary such as a bank, broker, or investment adviser. If you invest with Vanguard through an intermediary, please read that firm's program materials carefully to learn of any special rules that may apply. For example, special terms may apply to additional service features, fees, or other policies. Consult your intermediary to determine when your order will be priced.
--------------------------------------------------------------------------------

14

BUYING SHARES


You buy your shares at the Fund's next-determined net asset value after Vanguard receives your request. As long as your request is received before the close of trading on the New York Stock Exchange, generally 4:00 p.m. Eastern time, you will buy your shares at that day's net asset value.

--------------------------------------------------------------------------------

MINIMUM INVESTMENT TO . . .
open a new account
$3,000 (regular account); $1,000 (traditional IRAs and Roth IRAs.

add to an existing account
$100 by mail or exchange; $1,000 by wire.

--------------------------------------------------------------------------------
A NOTE ON LOW BALANCES
The Fund reserves the right to close any nonretirement fund account whose balance falls below the minimum initial investment. The Fund will deduct a $10 annual fee in June if your nonretirement account balance at that time is below $o. The low balance fee is waived for investors who have aggregate Vanguard account assets of $50,000 or more.
--------------------------------------------------------------------------------
BY MAIL TO . . .[ENVELOPE]
open a new account
Complete and sign the account registration form and enclose your check.

add to an existing account
Mail your check with an Invest-By-Mail form detached from your confirmation statement to the address listed on the form. Please do not alter Invest-By-Mail forms, since they are fund- and account-specific.

Make your check payable to: The Vanguard Group-.
All purchases must be made in U.S. dollars, and checks must be drawn on U.S. banks.

First-class mail to:               Express or Registered mail to:
The Vanguard Group                 The Vanguard Group
P.O. Box 1110                      455 Devon Park Drive
Valley Forge, PA 19482-1110        Wayne, PA 19087-1815

For clients of Vanguard's Institutional Division . . .

First-class mail to:               Express or Registered mail to:
The Vanguard Group                 The Vanguard Group
P.O. Box 2900                      455 Devon Park Drive
Valley Forge, PA 19482-2900        Wayne, PA 19087-1815

--------------------------------------------------------------------------------
IMPORTANT NOTE: To prevent check fraud, Vanguard will not accept checks made payable to third parties.
--------------------------------------------------------------------------------
BY TELEPHONE TO . . .[TELEPHONE]
open a new account
Call Vanguard Tele-Account* 24 hours a day--or Client Services during business hours--to exchange from another Vanguard fund account with the same registration (name, address, taxpayer identification number, and account type). (Note that some restrictions apply to index fund accounts.)

add to an existing account
Call Vanguard Tele-Account* 24 hours a day--or Client Services during business hours--to exchange from another Vanguard fund account with the same registration (name, address, taxpayer identification number, and account type). (Note that some restrictions apply to index fund accounts.) Use Vanguard Fund Express (see "Services and Account Features") to transfer assets from your bank account. Call Client Services before your first use to verify that this option is available.

Vanguard Tele-Account              Client Services
1-800-662-6273                     1-800-662-2739

*You must obtain a Personal  Identification Number (PIN) through Tele-Account at least seven days before you request your first exchange.
--------------------------------------------------------------------------------
IMPORTANT NOTE: Once you have initiated a telephone transaction and a confirmation number has been assigned, the transaction cannot be revoked. We reserve the right to refuse any purchase request.
--------------------------------------------------------------------------------
BY WIRE TO OPEN A NEW ACCOUNT OR ADD TO AN EXISTING ACCOUNT [WIRE]
Call Client Services to arrange your wire transaction. Wire transactions to retirement accounts are only available for asset transfers and rollovers from other financial institutions. Individual IRA contributions will not be accepted by wire.

Wire to:
FRB ABA 021001088
HSBC Bank USA

For credit to:
Account: 000112046
Vanguard Incoming Wire Account

In favor of:
Vanguard Inflation-Protected Securities Fund-.
[Account number, or temporary number for a new account]
[Registered account owner(s)]
[Registered address]
--------------------------------------------------------------------------------
You can redeem (that is, sell or exchange) shares purchased by check or Vanguard Fund Express at any time. However, while your redemption request will be processed at the next-determined net asset value after it is received, your redemption proceeds will not be available until payment for your purchase is collected, which may take up to ten calendar days.
--------------------------------------------------------------------------------
A NOTE ON LARGE PURCHASES It is important that you call Vanguard before you invest a large dollar amount. It is our responsibility to consider the interests of all Fund shareholders, and so we reserve the right to refuse any purchase that may disrupt the Fund's operation or performance.
--------------------------------------------------------------------------------

16

REDEEMING SHARES

This section describes how you can redeem--that is, sell or exchange--the Fund's shares.

When Selling Shares:
o    Vanguard sends the redemption proceeds to you or a designated third party.*
o    You can sell all or part of your Fund shares at any time.
*May require a signature guarantee; see footnote on page 20.

When Exchanging Shares:
o The redemption proceeds are used to purchase shares of a different Vanguard fund.
o    You must meet the receiving fund's minimum investment requirements.
o Vanguard reserves the right to revise or terminate the exchange privilege, limit the amount of an exchange, or reject an exchange at any time, without notice.
o In order to exchange into an account with a different registration (including a different name, address, or taxpayer identification number), you must include the guaranteed signatures of all current account owners on your written instructions.

In both cases, your transaction will be based on the Fund's next-determined share price, subject to any special rules discussed in this prospectus.
--------------------------------------------------------------------------------
NOTE: Once a redemption is initiated and a confirmation number given, the transaction CANNOT be canceled.
--------------------------------------------------------------------------------

HOW TO REQUEST A REDEMPTION
You can request a redemption from your Fund account in any one of three ways: online, by telephone, or by mail. You can also sell shares by check.
     The Vanguard funds whose shares you cannot exchange online or by telephone are: VANGUARD U.S. STOCK INDEX FUNDS, VANGUARD BALANCED INDEX FUND, VANGUARD INTERNATIONAL STOCK INDEX FUNDS, VANGUARD REIT INDEX FUND, and VANGUARD GROWTH AND INCOME FUND. These funds do, however, permit online and telephone exchanges within IRAs and other retirement accounts. If you sell shares of these funds online, a redemption check will be sent to your address of record.
--------------------------------------------------------------------------------
ONLINE REQUESTS [PC]
ACCESS VANGUARD at www.vanguard.com
You can use your personal computer to sell or exchange shares of most Vanguard funds by accessing our website. To establish this service, you must register through our website. We will then mail you an account access password that will enable you to sell or exchange shares online (as well as perform other transactions).
--------------------------------------------------------------------------------
TELEPHONE REQUESTS [TELEPHONE]
All Account Types Except Retirement:
Call Vanguard Tele-Account 24 hours a day--or Client Services during business hours-- to sell or exchange shares. You can exchange shares from this Fund to open an account in another Vanguard fund or to add to an existing Vanguard fund account with an identical registration.

Retirement Accounts:
You can  exchange--but  not  sell--shares  by  calling  Tele-Account  or  Client
Services.

Vanguard Tele-Account              Client Services
1-800-662-6273                     1-800-662-2739
--------------------------------------------------------------------------------
SPECIAL INFORMATION: We will automatically establish the telephone redemption option for your account, unless you instruct us otherwise in writing. While telephone redemption is easy and convenient, this account feature involves a risk of loss from unauthorized or fraudulent transactions. Vanguard will take reasonable precautions to protect your account from fraud. You should do the same by keeping your account information private and immediately reviewing any account statements that we send to you. Make sure to contact Vanguard immediately about any transaction you believe to be unauthorized.
--------------------------------------------------------------------------------
We reserve the right to refuse a telephone redemption if the caller is unable to provide:
o    The ten-digit account number.
o    The name and address exactly as registered on the account.
o The primary Social Security or employer identification number as registered on the account.
o The Personal Identification Number (PIN), if applicable (for instance, Tele-Account). Please note that Vanguard will not be responsible for any account losses due to telephone fraud, so long as we have taken reasonable steps to verify the caller's identity. If you wish to remove the telephone redemption feature from your account, please notify us in writing.
--------------------------------------------------------------------------------
A NOTE ON UNUSUAL CIRCUMSTANCES Vanguard reserves the right to revise or terminate the telephone redemption privilege at any time, without notice. In addition, Vanguard can stop selling shares or postpone payment at times when the New York Stock Exchange is closed or under any emergency circumstances as determined by the U.S. Securities and Exchange Commission. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send us your request by regular or express mail. Follow the instructions on selling or exchanging shares by mail in this section.
--------------------------------------------------------------------------------
MAIL REQUESTS [ENVELOPE]
All Account Types Except Retirement:

Send a letter of instruction signed by all registered account holders. Include the fund name and account number and (if you are selling) a dollar amount or number of shares OR (if you are exchanging) the name of the fund you want to exchange into and a dollar amount or number of shares. To exchange into an account with a different registration (including a different name, address, taxpayer identification number, or account type), you must provide Vanguard with written instructions that include the guaranteed signatures of all current owners of the fund from which you wish to redeem.

Vanguard Retirement Accounts:
For information on how to request distributions from:
o    Traditional IRAs and Roth IRAs--call Client Services.
o SEP-IRAs, SIMPLE IRAs, 403(b)(7) custodial accounts, and Profit-Sharing and Money Purchase Pension (Keogh) Plans--call Individual Retirement Plans at 1-800-662-2003.

Depending on your account registration type, additional documentation may be required.

18

First-class mail to:               Express or Registered mail to:
The Vanguard Group                 The Vanguard Group
P.O. Box 1110                      455 Devon Park Drive
Valley Forge, PA 19482-1110        Wayne, PA 19087-1815

For clients of Vanguard's Institutional Division . . .

First-class mail to:               Express or Registered mail to:
The Vanguard Group                 The Vanguard Group
P.O. Box 2900                      455 Devon Park Drive
Valley Forge, PA 19482-2900        Wayne, PA 19087-1815
--------------------------------------------------------------------------------
CHECK REQUESTS [CHECK]
You can sell shares by writing a check for $250 or more.
--------------------------------------------------------------------------------
A NOTE ON LARGE REDEMPTIONS

It is important that you call Vanguard before you redeem a large dollar amount. It is our responsibility to consider the interests of all fund shareholders, and so we reserve the right to delay delivery of your redemption proceeds--up to seven days--if the amount may disrupt the Fund's operation or performance.
     If you redeem more than $250,000 worth of Fund shares within any 90-day period, the Fund reserves the right to pay part or all of the redemption proceeds above $250,000 in-kind, i.e., in securities, rather than in cash. If payment is made in-kind, you may incur brokerage commissions if you elect to sell the securities for cash.
--------------------------------------------------------------------------------

OPTIONS FOR REDEMPTION PROCEEDS
You may receive your redemption proceeds in one of four ways: check, wire (money market funds and other daily dividend funds only), exchange to another Vanguard fund, or Fund Express Redemption.
--------------------------------------------------------------------------------
CHECK REDEMPTIONS
Normally,  Vanguard  will  mail  your  check  within  two  business  days  of  a redemption.
--------------------------------------------------------------------------------
WIRE REDEMPTIONS [WIRE]
The wire redemption option is not automatic; you must establish it by completing a special form or the appropriate section of your account application. Wire redemptions can be initiated by mail or by telephone during Vanguard's business hours, but not online.


For telephone requests made by 4:00 p.m. Eastern time, the wire will arrive at your bank by the close of business on the following business day.

--------------------------------------------------------------------------------
EXCHANGE REDEMPTIONS
As described above, an exchange involves using the proceeds of your redemption to purchase shares of another Vanguard fund.
--------------------------------------------------------------------------------
FUND EXPRESS REDEMPTIONS
Vanguard will electronically transfer funds to your pre-linked checking or savings account.
--------------------------------------------------------------------------------

FOR OUR MUTUAL PROTECTION
For your best interests and ours, Vanguard applies these additional requirements to redemptions:

REQUEST IN "GOOD ORDER"
All redemption requests must be received by Vanguard in "good order." This means that your request must include:
o    The Fund name and account number.
o    The amount of the transaction (in dollars or shares).
o Signatures of all owners exactly as registered on the account (for mail requests).
o    Signature  guarantees (if required).*
o    Any supporting legal documentation that may be required.
o    Any outstanding certificates representing shares to be redeemed.

*For instance, a signature guarantee must be provided by all registered account shareholders when redemption proceeds are to be sent to a different person or address. A signature guarantee can be obtained from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange.

TRANSACTIONS ARE PROCESSED AT THE NEXT-DETERMINED SHARE PRICE AFTER VANGUARD HAS RECEIVED ALL REQUIRED INFORMATION.
--------------------------------------------------------------------------------
LIMITS ON ACCOUNT ACTIVITY

Because excessive account transactions can disrupt management of the Fund and increase the Fund's costs for all shareholders, Vanguard limits account activity as follows:
o You may make no more than TWO SUBSTANTIVE "ROUND TRIPS" THROUGH THE FUND during any 12-month period.
o    Your round trips through the Fund must be at least 30 days apart.
o    The Fund may refuse a share purchase at any time, for any reason.
o Vanguard may revoke an investor's telephone exchange privilege at any time, for any reason.

     A "round trip" is a redemption from the Fund followed by a purchase back into the Fund. Also, a "round trip" covers transactions accomplished by any combination of methods, including transactions conducted by check, wire, or exchange to/from another Vanguard fund. "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect the management of the Fund.

--------------------------------------------------------------------------------
RETURN YOUR SHARE CERTIFICATES

Any portion of your account represented by share certificates cannot be redeemed until you return the certificates to Vanguard. Certificates must be returned (unsigned), along with a letter requesting the sale or exchange you wish to process, via certified mail to:

The Vanguard Group
455 Devon Park Drive
Wayne, PA 19087-1815

--------------------------------------------------------------------------------
ALL TRADES ARE FINAL
Vanguard will not cancel any transaction request (including any purchase or redemption) that we believe to be authentic once the request has been initiated and a confirmation number assigned.
--------------------------------------------------------------------------------
UNCASHED CHECKS
Please cash your distribution or redemption checks promptly. Vanguard will not pay interest on uncashed checks.
--------------------------------------------------------------------------------

20

TRANSFERRING REGISTRATION

You can transfer the registration of your Fund shares to another owner by completing a transfer form and sending it to Vanguard.

First-class mail to:               Express or Registered mail to:
The Vanguard Group                 The Vanguard Group
P.O. Box 1110                      455 Devon Park Drive
Valley Forge, PA 19482-1110        Wayne, PA 19087-1815

For clients of Vanguard's Institutional Division . . .

First-class mail to:               Express or Registered mail to:
The Vanguard Group                 The Vanguard Group
P.O. Box 2900                      455 Devon Park Drive
Valley Forge, PA 19482-2900        Wayne, PA 19087-1815
--------------------------------------------------------------------------------

FUND AND ACCOUNT UPDATES

STATEMENTS AND REPORTS

We will send you account and tax statements to help you keep track of your Fund account throughout the year as well as when you are preparing your income tax returns.
     In addition, you will receive financial reports about the Fund twice a year. These comprehensive reports include an assessment of the Fund's performance (and a comparison to its industry benchmark), an overview of the financial markets, a report from the advisers, and the Fund's financial statements which include a listing of the Fund's holdings.
     To keep the Fund's costs as low as possible (so that you and other shareholders can keep more of the Fund's investment earnings), Vanguard attempts to eliminate duplicate mailings to the same address. When two or more Fund shareholders have the same last name and address, we send just one Fund report to that address--instead of mailing separate reports to each shareholder. If you want us to send separate reports, notify our Client Services Department at 1-800-662-2739.
--------------------------------------------------------------------------------
CONFIRMATION STATEMENT
Sent each time you buy, sell, or exchange shares; confirms the trade date and the amount of your transaction.
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY [BOOK]
Mailed quarterly for most accounts; shows the market value of your account at the close of the statement period, as well as distributions, purchases, sales, and exchanges for the current calendar year.
--------------------------------------------------------------------------------
FUND FINANCIAL REPORTS
Mailed in December and June for this Fund.
--------------------------------------------------------------------------------
TAX STATEMENTS
Generally mailed in January; report previous year's dividend and capital gains distributions, proceeds from the sale of shares, and distributions from IRAs or other retirement accounts.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AVERAGE COST REVIEW STATEMENT [BOOK]
Issued quarterly for most taxable accounts (accompanies your Portfolio Summary); shows the average cost of shares that you redeemed during the calendar year, using only the average cost single category method.
--------------------------------------------------------------------------------
CHECKWRITING STATEMENT
Sent monthly to shareholders using Vanguard's checkwriting option. Our statement provides images of the front and back of each checkwriting draft paid in the previous month. This consolidated statement is sent instead of the original canceled drafts, which will not be returned.
--------------------------------------------------------------------------------

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GLOSSARY OF INVESTMENT TERMS

AVERAGE MATURITY
The average length of time until bonds held by a fund reach maturity (or are called) and are repaid. In general, the longer the average maturity, the more a fund's share price will fluctuate in response to changes in market interest rates.

BOND
A debt security (IOU) issued by a corporation, government, or government agency in exchange for the money you lend it. In most instances, the issuer agrees to pay back the loan by a specific date and make regular interest payments until that date.

CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that the fund has sold at a profit, minus any realized losses.

CASH RESERVES
Cash deposits, short-term bank deposits, and money market instruments which include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.

DIVIDEND INCOME
Payment to shareholders of income from interest or dividends generated by a fund's investments.

EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

FACE VALUE
The amount to be paid at maturity of a bond; also known as the par value or principal.

FIXED-INCOME SECURITIES
Investments, such as bonds, that have a fixed payment schedule. While the level of income offered by these securities is predetermined, their prices may fluctuate.

INVESTMENT ADVISER
An  organization  that  makes  the  day-to-day   decisions  regarding  a  fund's
investments.

INVESTMENT GRADE
A bond whose credit quality is considered by independent bond-rating agencies to be sufficient to ensure timely payment of principal and interest under current economic circumstances.

MATURITY
The date when a bond issuer agrees to repay the bond's principal, or face value, to the bond's buyer.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

PRICE/EARNINGS (P/E) RATIO
The current share price of a stock, divided by its per-share earnings (profits) from the past year. A stock selling for $20, with earnings of $2 per share, has a price/earnings ratio of 10.

PRINCIPAL
The amount of money you put into an investment.

SECURITIES
Stocks, bonds, money market instruments, and interests in other investment vehicles.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, with the ending net asset value adjusted to account for the reinvestment of all distributions of dividends and capital gains.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations between its high and low prices.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

[SHIP LOGO]
[THE VANGUARD GROUP (R) LOGO]
Post Office Box 2600
Valley Forge, PA 19482-2600

FOR MORE INFORMATION

If you'd like more information about
Vanguard Inflation-Protected
Securities Fund, the following
documents are available free
upon request:

ANNUAL/SEMIANNUAL REPORTS TO
SHAREHOLDERS
Additional  information about the
Fund's  investments is available in
the Fund's annual and semiannual
reports to shareholders.

STATEMENT  OF  ADDITIONAL
INFORMATION  (SAI)
The SAI provides more detailed
information about the Fund.

The  current  annual and  semiannual
reports  and the SAI
are  incorporated  by reference  into
(and are thus legally a part of)
this  prospectus.

To receive a free copy of the latest
annual or  semiannual  report or the
SAI, or to request additional
information about the Fund or other
Vanguard funds, please contact us
as follows:

THE VANGUARD GROUP
INVESTOR INFORMATION
DEPARTMENT
P.O. BOX 2600
VALLEY FORGE, PA 19482-2600

TELEPHONE:
1-800-662-7447 (SHIP)

TEXT TELEPHONE:
1-800-952-3335

WORLD WIDE WEB:
WWW.VANGUARD.COM

If you are a current  Fund  shareholder
and would like  information  about
your account, account transactions,
and/or account statements,
please call:

CLIENT SERVICES DEPARTMENT
TELEPHONE:
1-800-662-2739 (CREW)

TEXT TELEPHONE:
1-800-749-7273


INFORMATION  PROVIDED BY THE
SECURITIES AND EXCHANGE
COMMISSION  (SEC)
You can review  and copy
information  about the Fund
(including  the SAI) at the SEC's
Public  Reference  Room in
Washington,  DC. To find out more
about this public service, call the
SEC at 1-202-942-8090. Reports and
other information about the Fund are
also available on the SEC's website
(www.sec.gov), or you can receive
copies of this information, for a fee,
by electronic request at the
following e-mail address:
publicinfo@sec.gov, or by writing the
Public Reference Section, Securities
and Exchange Commission,
Washington, DC 20549-0102.



Fund's Investment Company Act
file number: .

(C) 2000 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation,
Distributor.

P0.N-05/31/2000